UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24070

Crossmark ETF Trust

(Exact name of registrant as specified in charter)

15375 Memorial Drive

Suite 200

Houston, Texas 77079

(Address of principal executive offices)(Zip code)

John Marten

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 260-9000

Date of fiscal year end:

October 31

Date of reporting period:

October 31, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):

Crossmark Large Cap Growth ETF/CLCG

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Crossmark Large Cap Growth ETF (“Fund”) for the period of July 22, 2025* to October 31, 2025.You can find additional information about the Fund at crossmarkglobalETF.com. You can also request this information by contacting us at 888-845-6910.

* The inception date is July 22, 2025. Shares of CLCG were listed on the NYSE Arca, Inc. on July 23, 2025.

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crossmark Large Cap Growth ETF/CLCG	$15Footnote Reference(1)	0.50%Footnote Reference(2)
Footnote	Description
Footnote(1)	The Fund has less than 6 months of operations. Had the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher.
Footnote(2)	Annualized.

Key Fund Statistics

Fund net assets	$19,943,955
Total number of portfolio holdings	32
Total advisory fees paid	$15,271
Portfolio turnover rate as of the end of the reporting period	6%

Crossmark ETFs | 1

What did the Fund invest in?

The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.

TOP TEN HOLDINGS

NVIDIA Corp.	15.0%
Microsoft Corp.	9.7%
Apple, Inc.	9.7%
Broadcom, Inc.	7.3%
Alphabet, Inc., Class A	3.6%
Visa, Inc., Class A	3.4%
Mastercard, Inc., Class A	3.2%
Meta Platforms, Inc., Class A	2.9%
KLA Corp.	2.6%
Uber Technologies, Inc.	2.5%

SECTOR ALLOCATION

Value	Value
Other	0.1%
Materials	1.7%
Industrials	2.5%
Health Care	6.0%
Consumer Discretionary	7.8%
Communication Services	10.0%
Financials	11.2%
Information Technology	60.7%

GEOGRAPHICAL ALLOCATION

Value	Value
Sweden	1.1%
Puerto Rico	1.7%
United Kingdom	1.7%
United States	95.5%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobalETF.com. You can also request this information by contacting us at 888-845-6910.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobalETF.com.

Crossmark ETFs | 2

Crossmark Large Cap Value ETF/CLCV

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Crossmark Large Cap Value ETF (“Fund”) for the period of July 22, 2025* to October 31, 2025.You can find additional information about the Fund at crossmarkglobalETF.com. You can also request this information by contacting us at 888-845-6910.

* The inception date is July 22, 2025. Shares of CLCV were listed on the NYSE Arca, Inc. on July 23, 2025.

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crossmark Large Cap Value ETF/CLCV	$14Footnote Reference(1)	0.50%Footnote Reference(2)
Footnote	Description
Footnote(1)	The Fund has less than 6 months of operations. Had the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher.
Footnote(2)	Annualized.

Key Fund Statistics

Fund net assets	$9,180,154
Total number of portfolio holdings	51
Total advisory fees paid	$5,818
Portfolio turnover rate as of the end of the reporting period	12%

Crossmark ETFs | 1

What did the Fund invest in?

The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.

TOP TEN HOLDINGS

Exxon Mobil Corp.	3.7%
Bank of America Corp.	3.4%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.1%
Cisco Systems, Inc.	3.1%
Goldman Sachs Group, Inc. (The)	3.1%
QUALCOMM, Inc.	2.8%
Citigroup, Inc.	2.7%
Salesforce, Inc.	2.7%
Walt Disney Co.	2.6%

SECTOR ALLOCATION

Value	Value
Other	0.2%
Consumer Discretionary	2.0%
Materials	2.2%
Energy	7.1%
Industrials	9.9%
Health Care	13.4%
Communication Services	15.5%
Information Technology	17.6%
Financials	32.1%

GEOGRAPHICAL ALLOCATION

Value	Value
Puerto Rico	1.9%
Brazil	2.1%
Luxembourg	2.3%
Ireland	3.9%
United States	89.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobalETF.com. You can also request this information by contacting us at 888-845-6910.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobalETF.com.

Crossmark ETFs | 2

(b) Not Applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an exhibit.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 of Form N-CSR.

(d) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 of Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Mark Osterheld, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for the fiscal period from inception on July 22, 2025 through October 31, 2025 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements is $35,000.

(b) Audit-Related Fees

The aggregate fees billed in the fiscal period from inception on July 22, 2025 through October 31, 2025 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item is $0.

(c) Tax Fees

The aggregate fees billed in the fiscal period from inception on July 22, 2025 through October 31, 2025 for professional services rendered by Cohen & Co Advisory, LLC for tax compliance, tax advice, and tax planning is $8,000.

(d) All Other Fees

The aggregate fees billed in the fiscal period from inception on July 22, 2025 through October 31, 2025 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item is $0.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the auditor to the Funds and certain non-audit services to be rendered by the auditor to the Funds’ investment adviser which require pre-approval by the Audit Committee. In connection with such pre-approvals, the auditor, or a Fund officer, with the assistance of the auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2) For the fiscal period from inception on July 22, 2025 through October 31, 2025, 0% of the fees disclosed in paragraphs (b)-(d) of Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal period from inception on July 22, 2025 through October 31, 2025, Cohen & Company, Ltd. billed $8,000.

This amount represents the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed by the registrant’s accountant for services rendered to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with such adviser that provides ongoing services to the registrant.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Mark Osterheld, Adriana R. Posada, Mark H. Barineau, and Richard J. Rossi.

(b) Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

October 31, 2025

crossmarkglobaletf.com

Crossmark Exchange-Traded Funds

Annual Financial Statements and Additional Information

TABLE OF CONTENTS

Schedules of Investments	1
Financial Statements	5
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	16
Other Information (Unaudited)	17
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)	18

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — October 31, 2025

CROSSMARK LARGE CAP GROWTH ETF

	Shares	Value
COMMON STOCKS – 100.0%

APPLICATION SOFTWARE – 9.0%
AppLovin Corp., Class A(a)	666	$424,462
Cadence Design Systems, Inc.(a)	1,296	438,942
Intuit, Inc.	648	432,572
Palantir Technologies, Inc.,
Class A(a)	2,455	492,154
		1,788,130
AUTOMOBILE MANUFACTURERS – 1.9%
Tesla, Inc.(a)	849	387,619

BIOTECHNOLOGY – 2.1%
Gilead Sciences, Inc.	3,528	422,619

BROADLINE RETAIL – 2.4%
Amazon.com, Inc.(a)	1,940	473,787

COMMUNICATIONS EQUIPMENT – 2.3%
Arista Networks, Inc.(a)	2,873	453,043

DIVERSIFIED BANKS – 1.0%
Citigroup, Inc.	1,944	196,791

FINANCIAL EXCHANGES & DATA – 1.9%
Moody’s Corp.	792	380,398

GOLD – 1.7%
Anglogold Ashanti PLC	5,073	344,964

HEALTH CARE DISTRIBUTORS – 2.4%
McKesson Corp.	576	467,332

HEALTH CARE SERVICES – 1.5%
Cigna Group (The)	1,224	299,158

HOTELS, RESORTS & CRUISE LINES – 3.5%
Booking Holdings, Inc.	72	365,597
Royal Caribbean Cruises Ltd.	1,153	330,715
		696,312
INTERACTIVE MEDIA & SERVICES – 6.4%
Alphabet, Inc., Class A	2,522	709,161
Meta Platforms, Inc., Class A	888	575,735
		1,284,896

	Shares	Value
MOVIES & ENTERTAINMENT – 3.6%
Netflix, Inc.(a)	440	$492,298
Spotify Technology SA(a)	342	224,120
		716,418
PASSENGER GROUND TRANSPORTATION – 2.5%
Uber Technologies, Inc.(a)	5,183	500,160
REGIONAL BANKS – 1.7%
Popular, Inc.	3,031	337,866

SEMICONDUCTOR MATERIALS & EQUIPMENT – 2.6%
KLA Corp.	432	522,176

SEMICONDUCTORS – 24.5%
Broadcom, Inc.	3,960	1,463,735
NVIDIA Corp.	14,761	2,988,955
QUALCOMM, Inc.	2,376	429,818
		4,882,508
SYSTEMS SOFTWARE – 12.7%
Fortinet, Inc.(a)	3,744	323,594
Microsoft Corp.	3,744	1,938,681
ServiceNow, Inc.(a)	297	273,026
		2,535,301
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 9.7%
Apple, Inc.	7,127	1,926,927

TRANSACTION & PAYMENT PROCESSING SERVICES – 6.6%
Mastercard, Inc., Class A	1,152	635,892
Visa, Inc., Class A	2,016	686,932
		1,322,824
TOTAL COMMON STOCKS
(COST – $18,784,114)		19,939,229

See notes to financial statements.

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — October 31, 2025

CROSSMARK LARGE CAP GROWTH ETF

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York,
3.21%(b), 11/03/25	$13,871	$13,871

TOTAL SHORT-TERM INVESTMENTS
(COST – $13,871)		13,871

TOTAL INVESTMENTS
(COST – $18,797,985) – 100.1%		19,953,100

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1%)		(9,145)

NET ASSETS – 100.0%		$19,943,955

(a)	Represents non-income producing security.
(b)	The rate shown is as of October 31, 2025.

PLC - Public Limited Company

SA - Societe Anonyme

See notes to financial statements.

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — October 31, 2025

CROSSMARK LARGE CAP VALUE ETF

	Shares	Value
COMMON STOCKS – 99.7%

AGRICULTURAL & FARM MACHINERY – 1.3%
Deere & Co.	253	$116,792

APPLICATION SOFTWARE – 2.7%
Salesforce, Inc.	936	243,744

ASSET MANAGEMENT & CUSTODY BANKS – 1.0%
Bank of New York Mellon Corp. (The)	907	97,892

BIOTECHNOLOGY – 3.7%
Amgen, Inc.	363	108,330
Gilead Sciences, Inc.	1,944	232,872
		341,202
CABLE & SATELLITE – 1.8%
Comcast Corp., Class A	6,300	175,360

COMMUNICATIONS EQUIPMENT – 3.1%
Cisco Systems, Inc.	3,924	286,884

CONSUMER FINANCE – 3.7%
American Express Co.	577	208,141
Capital One Financial Corp.	605	133,094
		341,235

DATA PROCESSING & OUTSOURCED SERVICES – 1.7%
Genpact Ltd.	4,068	155,194

DIVERSIFIED BANKS – 11.0%
Bank of America Corp.	5,796	309,796
Citigroup, Inc.	2,448	247,811
JPMorgan Chase & Co.	540	168,005
Wells Fargo & Co.	3,312	288,045
		1,013,657
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Emerson Electric Co.	864	120,588

ELECTRONIC MANUFACTURING SERVICES – 2.4%
Flex Ltd.(a)	3,492	218,320

	Shares	Value
ENVIRONMENTAL & FACILITIES SERVICES – 1.1%
Republic Services, Inc., Class A	466	$97,040

FINANCIAL EXCHANGES & DATA – 2.4%
CME Group, Inc., Class A	437	116,019
S&P Global, Inc.	216	105,237
		221,256
GOLD – 2.1%
Newmont Corp.	2,342	189,632

HEALTH CARE DISTRIBUTORS – 2.2%
McKesson Corp.	252	204,458

HEALTH CARE EQUIPMENT – 2.4%
Medtronic PLC	2,412	218,768

HEALTH CARE SERVICES – 3.0%
Cigna Group (The)	684	167,177
CVS Health Corp.	1,476	115,349
		282,526
HOTELS, RESORTS & CRUISE LINES – 2.0%
Booking Holdings, Inc.	36	182,799

HUMAN RESOURCE & EMPLOYMENT SERVICES – 1.7%
Automatic Data Processing, Inc.	612	159,304

INDUSTRIAL CONGLOMERATES – 1.4%
Honeywell International, Inc.	650	130,864

INSURANCE BROKERS – 1.2%
Marsh & McLennan Cos, Inc.	600	106,890

INTEGRATED OIL & GAS – 5.4%
Chevron Corp.	972	153,304
Exxon Mobil Corp.	2,977	340,450
		493,754
INTEGRATED TELECOMMUNICATION SERVICES – 4.7%
AT&T, Inc.	8,784	217,404
Verizon Communications, Inc.	5,544	220,318
		437,722

See notes to financial statements.

CROSSMARK ETF TRUST
SCHEDULES OF INVESTMENTS — October 31, 2025

CROSSMARK LARGE CAP VALUE ETF

	Shares	Value
INTERACTIVE MEDIA & SERVICES – 4.0%
Alphabet, Inc., Class A	468	$131,597
Meta Platforms, Inc., Class A	360	233,406
		365,003
INVESTMENT BANKING & BROKERAGE – 7.7%
Charles Schwab Corp. (The)	2,376	224,580
Goldman Sachs Group, Inc. (The)	360	284,173
XP, Inc., Class A	10,728	195,464
		704,217
IT CONSULTING & OTHER SERVICES – 4.7%
Accenture PLC, Class A	559	139,806
International Business Machines Corp.	936	287,736
		427,542
MANAGED HEALTH CARE – 2.0%
Elevance Health, Inc.	577	183,024

MOVIES & ENTERTAINMENT – 2.6%
Walt Disney Co.	2,088	235,151

MULTI-SECTOR HOLDINGS – 1.1%
Berkshire Hathaway, Inc., Class B(a)	216	103,149

OIL & GAS EXPLORATION & PRODUCTION – 1.7%
ConocoPhillips	1,769	157,193

PROPERTY & CASUALTY INSURANCE – 2.0%
Progressive Corp. (The)	900	185,400

RAIL TRANSPORTATION – 1.4%
Union Pacific Corp.	578	127,374

REGIONAL BANKS – 1.9%
Popular, Inc.	1,584	176,568

SEMICONDUCTORS – 2.8%
QUALCOMM, Inc.	1,404	253,984

SPECIALTY CHEMICALS – 0.1%
Solstice Advanced Materials, Inc.(a)	162	7,301

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.1%
Dell Technologies, Inc., Class C	1,161	$188,094

WIRELESS TELECOMMUNICATION SERVICES – 2.3%
Millicom International Cellular SA	4,428	208,603

TOTAL COMMON STOCKS
(COST – $9,174,994)		9,158,484

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Citibank, New York,
3.21%(b), 11/03/25	$15,771	$15,771

TOTAL SHORT-TERM INVESTMENTS
(COST – $15,771)		15,771

TOTAL INVESTMENTS
(COST – $9,190,765) – 99.9%		9,174,255

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		5,899

NET ASSETS – 100.0%		$9,180,154

(a)	Represents non-income producing security.
(b)	The rate shown is as of October 31, 2025.

PLC - Public Limited Company

SA - Societe Anonyme

See notes to financial statements.

CROSSMARK ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2025

	Crossmark Large Cap Growth ETF	Crossmark Large Cap Value ETF
Assets:
Investments, at value (cost $18,797,985 and $9,190,765, respectively)	$19,953,100	$9,174,255
Cash	50	37
Interest and dividend receivable	766	9,800
Reclaims receivable	—	328
Total assets	19,953,916	9,184,420

Liabilities:
Investment advisory fees payable	9,961	4,266
Total liabilities	9,961	4,266

Net Assets	$19,943,955	$9,180,154

Composition of Net Assets
Capital (par value and paid-in surplus)	18,821,613	9,191,280
Total distributable earnings/(accumulated deficit)	1,122,342	(11,126)
Net Assets	$19,943,955	$9,180,154

Net Assets	19,943,955	9,180,154
Shares issued and outstanding, unlimited shares authorized	720,000	360,005
Net Asset Value at the end of period	$27.70	$25.50
Market Value at the end of period	$27.74	$25.53

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CROSSMARK ETF TRUST

STATEMENTS OF OPERATIONS — For the period July 22, 2025 (date operations commenced) to October 31, 2025

	Crossmark Large Cap Growth ETF	Crossmark Large Cap Value ETF
Investment Income:
Dividends (net of foreign withholding tax of $199 and $1,026, respectively)	$15,704	$26,906
Interest	403	51
Total investment income	16,107	26,957

Expenses:
Investment advisory fees	15,271	5,818
Total expenses	15,271	5,818
Net investment income	836	21,139

Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) on:
Investments in securities	(33,608)	(15,755)
In-kind redemptions	61,253	8,845
Net realized gains/(losses)	27,645	(6,910)
Change in unrealized appreciation/(depreciation) on investments transactions	1,155,114	(16,510)
Net realized and unrealized gains/(losses) from investment transactions	1,182,759	(23,420)
Change in net assets resulting from operations	$1,183,595	$(2,281)

See notes to financial statements.

CROSSMARK ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Crossmark Large Cap Growth ETF	Crossmark Large Cap Value ETF
	For the Period July 22, 2025 to October 31, 2025	For the Period July 22, 2025 to October 31, 2025
Change in net assets resulting from operations:
Net investment income	$836	$21,139
Net realized gain/(loss) from investment transactions	27,645	(6,910)
Net change in unrealized appreciation/(depreciation) on investments	1,155,114	(16,510)
Change in net assets resulting from operations	1,183,595	(2,281)

Capital Transactions:
Proceeds from shares issued	19,186,862	9,693,846
Cost of shares redeemed	(526,502)	(511,411)
Change in net assets from capital transactions	18,660,360	9,182,435
Change in net assets	19,843,955	9,180,154

Net Assets:
Beginning of period	100,000	—
End of period	$19,943,955	$9,180,154

Share Transactions:
Shares outstanding, beginning of period	4,000	—
Issued	736,000	380,005
Redeemed	(20,000)	(20,000)
Change in Shares	720,000	360,005

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CROSSMARK ETF TRUST

FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gain/ (Loss) from Investments(b)	Total From Investments Operations
Crossmark Large Cap Growth ETF
Period July 22, 2025 to October 31, 2025	$24.87	$—	$2.83	$2.83
Crossmark Large Cap Value ETF
Period July 22, 2025 to October 31, 2025	25.19	0.13	0.18	0.31

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Calculated based on average shares outstanding.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)

Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(e)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized for periods less than one year.
(g)	Does not include in-kind transactions, if any, from processing creations or redemptions.

See notes to financial statements.

CROSSMARK ETF TRUST

FINANCIAL HIGHLIGHTS

Distributions:								Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Value, End of Period	Net Asset Value, Total Return(c)(d)	Market Price, Total Return(c)(e)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(f)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(f)	Portfolio Turnover Rate(c)(g)

$—	$—	$—	$27.70	$27.74	11.39%	11.56%	$19,944	0.50%	0.03%	6%

—	—	—	25.50	25.53	1.24	1.36	9,180	0.50	1.82	12

See notes to financial statements.

CROSSMARK ETF TRUST
NOTES TO FINANCIAL STATEMENTS — October 31, 2025

Note 1 – Organization:

Crossmark ETF Trust (the “Trust”), a Delaware statutory trust organized on March 27, 2025, is authorized to issue multiple series or portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended. As of October 31, 2025, the Trust is composed of two separate series (each a “Fund” and collectively the “Funds”). The accompanying financial statements are presented for the following two Funds:

Crossmark Large Cap Growth ETF (NYSE Arca, Inc. ticker “CLCG”)
Crossmark Large Cap Value ETF (NYSE Arca, Inc. ticker “CLCV”)

The Funds commenced operations on July 22, 2025. Each Fund is an actively-managed exchange-traded fund (“ETF”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at Net Asset Value (“NAV”), only in large blocks of shares known as “Creation Units”.

Note 2 — Investment Objectives and Strategies:

Crossmark Large Cap Growth ETF seeks to achieve long-term capital appreciation. The Fund’s principal investment strategy is to invest in a portfolio of large-cap growth securities, subject to the limitations of the Fund’s values-based screening policies (see the Fund’s prospectus). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap growth companies. Substantially all of the equity securities in which the Fund invests will be included in the Russell 1000 Growth Index at the time of purchase.

Crossmark Large Cap Value ETF seeks to achieve long-term capital appreciation. The Fund’s principal investment strategy is to invest in a portfolio of large-cap value securities, subject to the limitations of the Fund’s values-based screening policies (see the Fund’s prospectus). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap value companies. Substantially all of the equity securities in which the Fund invests will be included in the Russell 1000 Value Index at the time of purchase.

In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Portfolio Valuation: The Funds’ investments are recorded at fair value. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various methodologies, including the following:

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of each Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. These prices will be obtained by the Funds’ accounting agent from an approved pricing source. If no such price can be obtained by the Funds’ accounting agent, the security will be valued at the last trade price unless Crossmark Global Investments determines an alternative pricing methodology is appropriate. Domestic fixed income securities are priced at an evaluated bid price provided by an approved pricing source. The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions. These are classified as short-term investments in the Funds’ Schedule of Investments. Time deposits are valued at acquisition cost which approximates fair value.

If portfolio investments held by the Funds cannot be valued as set forth above or if a market quotation for a portfolio investment is not readily available, or cannot be determined, or if any market quotation is deemed to be unreliable or inaccurate by Crossmark Global Investments, the portfolio investment will be priced at its fair value as determined by Crossmark Global Investments. It cannot be assured that any such fair value determination represents the price at which the particular portfolio investments could be sold during the period in which such fair value prices are used to determine the value of a Fund’s assets.

Accounting principles generally accepted in the United States of America (“GAAP”), establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to the Adviser’s valuation procedures, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of October 31, 2025:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Crossmark Large Cap Growth ETF
Assets:
Common Stocks*	$19,939,229	$—	$—	$19,939,229
Short-Term Investments:
Time Deposits	—	13,871	—	13,871
Total Assets	$19,939,229	$13,871	$—	$19,953,100

Crossmark Large Cap Value ETF
Assets:
Common Stocks*	$9,158,484	$—	$—	$9,158,484
Short-Term Investments:
Time Deposits	—	15,771	—	15,771
Total Assets	$9,158,484	$15,771	$—	$9,174,255

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, including estimates and assumptions related to taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Allocation of Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund are allocated among the respective Funds and based upon relative net assets or other reasonable method.

Federal Income Taxes: The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the period ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any. The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Organizational and Offering Costs: The Adviser paid all organizational and offering expenses for the Funds and these expenses are not subject to recoupment.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign source investments securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders: Generally, each Fund declares and pays dividends from net investment income and distributes net realized taxable capital gains, if any, annually in cash, and such dividends and distributions are recorded on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s status as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for a taxable year or to avoid imposition of income or excise taxes on undistributed income or gains in a taxable year.

New accounting pronouncement: During the period the Funds adopted the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management determined there was no material impact to these financial statements as a result of adoption of ASU 2023-09.

Note 4 — Investment Advisory and Other Agreements:

Investment Adviser: Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. formed in 1982 and located at 15375 Memorial Dr., Suite 200, Houston, TX 77079, acts as the investment adviser for each of the Funds. Crossmark Global Investments provides investment management services to investment companies, pension and profit-sharing plans and accounts, corporations and individuals.

Crossmark Global Investments provides investment advisory and values-based screening services to the Funds pursuant to an investment advisory agreement.

As compensation for Crossmark Global Investments’ services as investment adviser, each Fund pays Crossmark Global Investments a unitary advisory fee, as a percentage of each Fund’s average daily net assets, equal to the rate set forth in the table below.

Fund	Unitary Advisory Fee
Crossmark Large Cap Growth ETF	0.50%
Crossmark Large Cap Value ETF	0.50%

Crossmark Global Investments pays all of the ordinary operating expenses of each Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any), but excluding the fee payment under the investment advisory agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan (if any), litigation expenses and extraordinary expenses.

Pursuant to an Administration Agreement, Crossmark Global Investments provides administration and compliance services to the Funds. For its administration and compliance services under the Administration Agreement, pursuant to the terms of the Administration Agreement, the Funds do not directly pay Crossmark Global Investments for these services, as Crossmark Global Investments will receive payment under the unitary advisory fee it receives from the Funds.

Other Service Providers: Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Trust sub-administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds and exchange-traded funds.

PINE Distributors, LLC (the “Distributor”), 501 S. Cherry Street, Suite 610, Denver, CO 80246, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Certain officers and Trustees of the Trust are also officers or employees of the Adviser or an affiliate of the Adviser.

Note 5 — Purchases and Sales of Fund Shares:

Each Fund will offer, issue and redeem Shares at the Fund’s NAV only aggregated into blocks of 10,000 Shares or multiples thereof (each a “Creation Unit”).The Funds may issue and redeem Creation Units of its Shares only in Creation Units to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares will be redeemable to a Fund in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

Shares of each Fund are listed and traded on NYSE Arca, Inc. (the “Exchange” or “NYSE Arca”), a national securities exchange. Shares of each Fund are traded on the Exchange at market prices that may be at, above or below the Fund’s NAV.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding in-kind subscriptions, redemptions and short-term securities) for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Crossmark Large Cap Growth ETF[1]	$1,577,011	$690,765
Crossmark Large Cap Value ETF[1]	747,035	549,944

For the period ended October 31, 2025, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Crossmark Large Cap Growth ETF[1]	$18,126,022	$255,800
Crossmark Large Cap Value ETF[1]	9,164,012	179,199

1 Fund commenced operations on July 22, 2025.

Note 7 — Federal Income Tax Information:

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. As of October 31, 2025, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Crossmark Large Cap Growth ETF	$18,798,132	$1,548,356	$(393,389)	$1,154,967
Crossmark Large Cap Value ETF	9,191,368	279,747	(296,860)	(17,113)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sale adjustments.

As of October 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
Crossmark Large Cap Growth ETF	$836	$—	$—	$(33,461)	$1,154,967	$1,122,342
Crossmark Large Cap Value ETF	21,139	—	—	(15,152)	(17,113)	(11,126)

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards (“CLCFs”) and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of the end of the fiscal period ended October 31, 2025, the Funds had CLCFs as summarized in the table below. To the extent that these CLCFs are used to offset future capital gains, it is anticipated that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Crossmark Large Cap Growth ETF	$33,461	$—	$33,461
Crossmark Large Cap Value ETF	15,152	—	15,152

Note 8 — Reclassifications: In accordance with GAAP, the Funds will make reclassifications, if applicable, among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences primarily related to redemptions in-kind and net operating losses, if any and have no impact on the net assets or the net asset value of the Funds. As of October 31, 2025, the following reclassifications were made between the capital accounts and distributable earnings.

Fund	Distributable Earnings/ (Accumulated Deficit)	Capital
Crossmark Large Cap Growth ETF	$(61,253)	$61,253
Crossmark Large Cap Value ETF	(8,845)	8,845

Note 9 — Commitments and Contingencies: Under the Funds’ organizational documents, the Funds’ current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with service providers and other third parties that may provide for certain indemnifications. The Funds’ maximum exposure under these indemnification provisions is unknown and may include future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

Note 10— Segment Reporting: The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager(s). The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Financial Statements.

Note 11- Subsequent Event

After the end of the reporting period and prior to the issuance of the report on December 18, 2025 each Fund declared a dividend as follows:

Fund	Income Dividend Per Share
Crossmark Large Cap Growth ETF	0.0181
Crossmark Large Cap Value ETF	0.1063

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Crossmark Large Cap Growth ETF and Crossmark Large Cap Value ETF
and Board of Trustees of Crossmark ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Crossmark ETF Trust comprising Crossmark Large Cap Growth ETF and Crossmark Large Cap Value ETF (the “Funds”) as of October 31, 2025, the related statements of operations and changes in net assets, the financial highlights, and the related notes for the period from July 22, 2025 (commencement of operations) through October 31, 2025, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for the period from July 22, 2025 (commencement of operations) through October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Crossmark Global Investments, Inc. since 2007.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 19, 2025

OTHER INFORMATION (UNAUDITED)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies

Independent Trustees of each Fund are compensated through the unitary advisory fee paid by each Fund to the Adviser and not directly by each Fund. The unitary advisory fees paid are disclosed within the financial statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTACT (UNAUDITED)

Board Considerations Regarding Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of Crossmark ETF Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) with Crossmark Global Investments, Inc. (the “Adviser” and together with its affiliates, “Crossmark”), on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Crossmark Large Cap Growth ETF
Crossmark Large Cap Value ETF

The Board approved the Agreement for each Fund at a meeting held on May 21, 2025 (the “Meeting”). The Board determined for each Fund that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided by the Adviser and such other matters as the Board considered to be relevant.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as applicable standards under the Trust’s governing documents, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In advance of and during the Meeting, the Board, including the Independent Trustees, reviewed materials provided by the Adviser that, among other things, outlined: the investment advisory, administration, compliance and other services to be provided by the Adviser to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees payable by a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients managed by the Adviser; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Adviser to realize economies of scale, if any; profitability and other financial data for Crossmark; and any other benefits to Crossmark from the Adviser’s relationship with the Funds.

In evaluating whether to approve the Agreement for each Fund, the Independent Trustees met with counsel to the Independent Trustees independent of management and of the interested Trustee to review and discuss the materials received from the Adviser. The Board asked questions and applied its judgment to determine whether the arrangement between the Trust and the Adviser is a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided and all considered with respect to the Agreement, the Board had received sufficient information to approve the Agreement for each Fund.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services expected to be provided by the Adviser to each Fund under the Agreement. The Board considered that the Adviser will be responsible for investment advice, portfolio management, including the implementation of each Fund’s values-based screening policies, and brokerage allocation, among other services under the Agreement. The Board also noted that the Adviser will provide administration and compliance services, including maintaining the Funds’ compliance program, under a separate Administration Agreement. The Board noted that each Fund will be an actively-managed ETF and considered the background and experience of the Adviser’s employees who will be responsible for providing the investment advisory, values-based screening, administration, legal, compliance and other services to the Funds. At the Meeting, the Board received a presentation from the lead portfolio manager for the Funds and were able to ask questions about the portfolio management team and the proposed investment strategies for the Funds. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Adviser under the Agreement are expected to be satisfactory.

Fees and Expenses. The Board considered the proposed unitary fee rate payable by each Fund under the Agreement for the services provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.50% of its average daily net assets. The Board noted that the Adviser would be responsible for each Fund’s ordinary operating expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, litigation expenses and extraordinary expenses. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was below the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTACT (UNAUDITED)

Groups, the Board discussed with the Adviser how the Expense Groups were assembled and how each Fund compared and differed from its peer funds. The Board took this information into account in considering the peer data. The Board also considered information provided by the Adviser regarding fee rates charged to other Adviser clients, managed through different structures and forms but with similar investment objectives and policies as the Funds, noting the Adviser’s discussion of the differences in services and asset flows, as well as legal, compliance and operational resources and risks, associated with sponsoring and managing the Funds as compared to such other clients, among other differences identified by the Adviser that limit the comparability of the fees charged to such other clients. Based on the information provided and all considered, the Board concluded that the proposed unitary fee rate for each Fund is reasonable and appropriate in light of the nature, extent and quality of the services expected to be provided by the Adviser to each Fund under the Agreement.

Profitability. The Board received the financial statements of Crossmark and information regarding the estimated profitability to Crossmark under the Agreement for each Fund. The Board considered the proposed unitary fee rate for each Fund and that each Fund was newly organized and had no operating history. The Board also took into consideration the types of costs to be borne by the Adviser in connection with its services to be performed for each Fund under the Agreement. The Board considered the Adviser’s estimate of the asset level for each Fund at which the Adviser expects the Agreement for the Fund to be profitable to the Adviser. The Board noted the inherent limitations in the profitability analysis.

Economies of Scale. The Board considered whether there are any potential economies of scale with respect to the management of each Fund under the Agreement and whether each Fund may benefit from any economies of scale under the Agreement. The Board noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Adviser, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board also noted the Adviser’s investments in infrastructure and personnel to support the Funds. Based upon the information provided and all considered, the Board concluded that the proposed unitary fee rate for each Fund reflects an appropriate level of sharing of any economies of scale that may exist in the management of the Fund at reasonably foreseeable future asset levels.

Other Benefits to the Adviser and Its Affiliates. The Board considered the character and amount of other benefits, incidental or otherwise, expected to be received by Crossmark as a result of the Adviser’s relationship with the Funds. The Board considered anticipated benefits to the Adviser related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker-dealers. The Board considered these other benefits in reaching its conclusion that each Fund’s proposed unitary fee rate under the Agreement is reasonable.

Conclusion. Based upon the information provided and all considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that approval of the Agreement for each Fund is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

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Visit us online at:
crossmarkglobaletf.com

Crossmark Exchange-Traded Funds
Annual Financial Statements and Additional Information

Crossmark Large Cap Growth ETF NYSE Arca, Inc.	CLCG
Crossmark Large Cap Value ETF NYSE Arca, Inc.	CLCV

CROSSMARK
EXCHANGE-TRADED FUNDS

Distributed by:
PINE Distributors LLC
501 S. Cherry Street, Suite 610
Denver, Colorado 80246
info@crossmarkglobal.com

PINE Distributors LLC is the distributor for the Crossmark ETFs. Crossmark Global Investments, Inc. serves as the investment advisor of the Crossmark ETFs. PINE Distributors LLC is not affiliated with Crossmark Global Investments.

For more complete information about the Crossmark Exchange-Traded Funds, including charges and expenses, contact the Funds toll-free at 888-845-6910 to receive a prospectus. Please read it carefully before you invest or send money.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating and Governance Committee of the registrant’s board of trustees has not found it necessary to adopt a policy regarding consideration of trustee candidates recommended by shareholders as no such recommendations have been made to date.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-2(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable

(a)(3) Certifications for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Robert C. Doll
Robert C. Doll
President (Principal Executive Officer)
Crossmark ETF Trust

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert C. Doll
Robert C. Doll
President (Principal Executive Officer)
Crossmark ETF Trust

Date:	December 29, 2025

By:	/s/ Sheri Steward Morris
Sheri Steward Morris
Treasurer (Principal Financial Officer)
Crossmark ETF Trust

Date:	December 29, 2025